NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Nature Of Operations And Going Concern 1	$ 121,803
Nature Of Operations And Going Concern 2	19,296,146
Nature Of Operations And Going Concern 3	160,000
Nature Of Operations And Going Concern 4	800,000
Nature Of Operations And Going Concern 5	878,328
Nature Of Operations And Going Concern 6	910,000
Nature Of Operations And Going Concern 7	649,750
Nature Of Operations And Going Concern 8	2,165,834
Nature Of Operations And Going Concern 9	19,296,146
Nature Of Operations And Going Concern 10	$ 6,485,771